Summary of the fair values of financial assets and liabilities (Details) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	R$ 18,858,842,000	R$ 60,900,466,000	R$ 32,342,306,000
Financial Assets Measured At Fair Value Through Profit Or Loss	18,858,842,000		32,342,305,000
Debt instruments	3,122,017,000	3,545,660,000	3,735,076,000
Balances with The Brazilian Central Bank	15,736,825,000	57,354,806,000	28,607,230,000
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	70,570,665,000
Debt instruments	47,752,595,000	68,520,799,000	34,885,631,000
Equity instruments	2,020,610,000	1,818,276,000	2,029,470,000
Derivatives	20,797,460,000	25,504,051,000	18,480,968,000
Derivatives	20,797,460,000		20,105,802,000
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	870,162,000
Loans and advance to clients	392,455,000	60,808,000
Equity instruments	477,707,000	438,912,000	171,453,000
Financial Assets Measured At Fair Value Through Other Comprehensive Income	101,241,787,000	109,740,387,000	96,120,233,000
Debt instruments	101,212,600,000	109,668,214,000	95,962,927,000
Equity instruments	29,187,000	72,173,000	157,306,000
Equity instruments	342,463,000	743,463,000	339,932,000
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	36,952,567,000	75,020,184,000	44,439,835,000
Trading derivatives	24,172,008,000		22,229,017,000
Short positions	12,780,559,000	45,807,946,000	23,835,653,000
Financial Liabilities Measured At Fair Value Through Profit Or Loss	7,459,784,000	7,038,467,000	5,319,416,000
Other financial liabilities	7,459,784,000	7,038,467,000	5,319,416,000
Hedging derivatives (liabilities)	446,973,000	144,594,000	200,961,000
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	70,570,665,000	95,843,126,000	55,396,069,000
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading		98,466,232,000
Derivatives		28,127,157,000
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	870,162,000	499,720,000	171,453,000
Loans and advance to clients		438,912,000
Loans and advance to clients	392,455,000	60,808,000
Equity instruments		72,173,000
Trading derivatives		31,835,344,000
Short positions		45,807,947,000
Financial Liabilities Measured At Fair Value Through Profit Or Loss		7,038,467,000
Debt instruments			3,735,075,000
Equity instruments	29,187,000	72,173,000	157,306,000
Hedging derivatives (assets)			46,064,670,000
Short positions			23,835,653,000
Financial Liabilities Measured At Fair Value Through Profit Or Loss			5,319,416,000
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	601,204,000	588,778,000	975,393,000
Debt instruments	601,204,000	588,778,000
Balances with The Brazilian Central Bank
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	49,462,429,000
Debt instruments	47,582,871,000	68,461,854,000	33,028,333,000
Equity instruments	1,879,558,000	1,678,108,000	2,029,470,000
Derivatives
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss
Loans and advance to clients
Equity instruments			143,077,000
Financial Assets Measured At Fair Value Through Other Comprehensive Income	98,977,403,000	106,456,132,000	93,555,527,000
Debt instruments	98,975,973,000	106,454,645,000	93,531,617,000
Equity instruments	1,430,000
Equity instruments
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading
Trading derivatives
Short positions
Financial Liabilities Measured At Fair Value Through Profit Or Loss
Other financial liabilities
Hedging derivatives (liabilities)
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading		70,139,962,000	35,057,803,000
Derivatives
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss			143,077,000
Loans and advance to clients
Equity instruments		1,487,000
Trading derivatives
Short positions
Financial Liabilities Measured At Fair Value Through Profit Or Loss
Debt instruments			975,393,000
Equity instruments			23,910,000
Hedging derivatives (assets)
Short positions
Financial Liabilities Measured At Fair Value Through Profit Or Loss
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	15,736,825,000	57,354,806,000
Debt instruments
Balances with The Brazilian Central Bank	15,736,825,000	57,354,806,000	28,607,230,000
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	20,608,008,000
Debt instruments	19,329,000	11,848,000	1,726,441,000
Equity instruments	85,029,000	128,251,000
Derivatives	20,503,650,000		19,521,111,000
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	420,898,000
Loans and advance to clients	98,921,000
Equity instruments	321,977,000		627,000
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,662,779,000	1,987,234,000	1,612,741,000
Debt instruments	1,649,925,000	1,953,504,000	1,612,741,000
Equity instruments	12,854,000
Equity instruments	342,463,000	743,463,000	339,932,000
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	36,484,135,000	76,890,170,000
Trading derivatives	23,703,576,000
Short positions	12,780,559,000
Financial Liabilities Measured At Fair Value Through Profit Or Loss	7,459,784,000
Other financial liabilities	7,459,784,000	7,038,467,000
Hedging derivatives (liabilities)	446,973,000	144,594,000	200,961,000
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading		27,508,722,000	21,247,552,000
Derivatives		27,368,623,000
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		217,569,000	627,000
Loans and advance to clients		185,790,000
Loans and advance to clients		31,779,000
Equity instruments		33,730,000
Trading derivatives		31,082,223,000
Short positions		45,807,947,000
Financial Liabilities Measured At Fair Value Through Profit Or Loss		7,038,467,000
Debt instruments			132,277,000
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	2,520,813,000	2,956,882,000	2,627,405,000
Debt instruments	2,520,813,000	2,956,882,000
Balances with The Brazilian Central Bank
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	500,228,000
Debt instruments	150,395,000	47,097,000	130,857,000
Equity instruments	56,023,000	11,917,000
Derivatives	93,810,000		584,691,000
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	449,264,000
Loans and advance to clients	378,786,000
Equity instruments	70,478,000		27,749,000
Financial Assets Measured At Fair Value Through Other Comprehensive Income	601,605,000	1,297,021,000	951,966,000
Debt instruments	586,702,000	1,260,065,000	818,569,000
Equity instruments	14,903,000
Equity instruments
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	468,432,000	753,121,000
Trading derivatives	468,432,000		564,757,000
Short positions
Financial Liabilities Measured At Fair Value Through Profit Or Loss
Other financial liabilities
Hedging derivatives (liabilities)
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading		817,548,000	715,548,000
Derivatives		758,534,000
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		282,151,000
Loans and advance to clients		253,122,000
Loans and advance to clients		29,029,000
Equity instruments		36,956,000
Trading derivatives		753,121,000
Short positions
Financial Liabilities Measured At Fair Value Through Profit Or Loss
Debt instruments			2,627,405,000
Equity instruments			133,397,000
Hedging derivatives (assets)			564,757,000
Short positions
Financial Liabilities Measured At Fair Value Through Profit Or Loss			R$ 1,600,000,000